PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 2,079,482	$ 318,695	¥ 1,147,387
Less: Accumulated depreciation	(661,796)	(101,425)	(408,196)
Property and equipment held under finance leases net excluding construction in progress	1,417,686	217,270	739,191
Construction-in-progress	2,234,286	342,419	1,893,165
Property and equipment held under finance leases, net	1,510,231	231,453	1,398,205
Property
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	921,970	141,298	365,353
Computer and network equipment
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	1,019,588	156,259	639,311
Optical Fibers
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	137,924	21,138	142,723
Construction-in-progress
Lessee, Lease, Description [Line Items]
Construction-in-progress	¥ 92,545	$ 14,183	¥ 659,014